Related Party Transactions - Amounts of due from and due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
China Mobile
Amounts due from related parties:
Amounts due from related parties	¥ 3,834	¥ 5,626
Amounts due to related parties:
Amounts due to related parties	8
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Amounts due from related parties	53,611	40,540
Amounts due to related parties:
Amounts due to related parties	20,793	62,700
Fengyi Technology
Amounts due to related parties:
Amounts due to related parties	1,369	2,033
Other investees
Amounts due from related parties:
Amounts due from related parties		49
Related Party
Amounts due from related parties:
Amounts due from related parties	57,445	46,215
Amounts due to related parties:
Amounts due to related parties	¥ 22,170	¥ 64,733